UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013


Check here if Amendment [ ];               Amendment Number:
 This Amendment (Check only one.):         [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lane Five Capital Management LP
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Address:   1122 Kenilworth Drive, Suite 313
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           Towson, MD 21204
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Form 13F File Number: 028-12834
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott J. Liotta
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Title:     Chief Financial Officer
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Phone:     443-921-2060
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Signature, Place, and Date of Signing:

   /s/ Scott J. Liotta             Towson, Maryland             May 15, 2013
   ----------------------      ------------------------      ------------------
        [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:         23
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Form 13F Information Table Value Total:     94,440
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                                          (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

              FORM 13F INFORMATION TABLE AS OF March 31, 2013

                                                               SHARES/
                                  TITLE              VALUE      PRN    SH/   PUT/   INVESMENT    OTHER  VOTING AUTHORITY
DESCRIPTION                       OF CLASS  CUSIP    X1000     AMOUNT  PRN   CALL   DISCRETION MANAGERS  SOLE SHARES NONE
-----------                      --------   -----    ------    ------  ---   ----  ----------  -------- ---- ------ ----
Active Network Inc.              Common  00506D100   5,056   1,206,666 SH             SOLE      No   1,206,666
Ambassadors Group Inc.           Common  023177108   5,125   1,189,000 SH             SOLE      No   1,189,000
American International Group     Common  026874784   5,689     146,550 SH             SOLE      No     146,550
American Public Education, Inc.  Common  02913V103   3,972     113,844 SH             SOLE      No     113,844
Bed, Bath & Beyond Inc.          Common  075896100   3,221      50,000 SH             SOLE      No      50,000
Berkshire Hills Bancorp Inc      Common  084680107   2,147      84,094 SH             SOLE      No      84,094
Capitol Fed Financing Inc.       Common  14057J101   2,684     222,364 SH             SOLE      No     222,364
Corinthian Colleges Inc.         Common  218868107   5,179   2,460,236 SH             SOLE      No   2,460,236
DeVry Inc.                       Common  251893103   5,403     170,185 SH             SOLE      No     170,185
DirecTV                          Common  25490A101   4,607      81,420 SH             SOLE      No      81,420
Ebay Inc.                        Common  278642103   2,711      50,000 SH             SOLE      No      50,000
Intralinks Holdings, Inc.        Common  46118H104   5,601     880,550 SH             SOLE      No     880,550
Learning Tree International Inc. Common  522015106   1,790     483,778 SH             SOLE      No     483,778
Legg Mason, Inc.                 Common  524901105   3,858     120,000 SH             SOLE      No     120,000
Markel Corp                      Common  570535104   8,343      16,570 SH             SOLE      No      16,570
Market Leader, Inc.              Common  57056R103   2,750     306,822 SH             SOLE      No     306,822
Mastercard Inc.                  Common  57636Q104   2,441       4,512 SH             SOLE      No       4,512
Monotype Imaging Holdings Inc    Common  61022P100   8,329     350,701 SH             SOLE      No     350,701
Quicksilver Inc.                 Common  74838C106   4,360     718,324 SH             SOLE      No     718,324
SBA Communications Corp Cl A     Common  78388J106   5,543      76,996 SH             SOLE      No      76,996
TIVO Inc.                        Common  888706108   1,017      82,100 SH             SOLE      No      82,100
True Religion Apparel Inc.       Common  89784N104     652      25,000 SH             SOLE      No      25,000
Viacom Inc. - Class B            Common  92553P201   3,962      64,450 SH             SOLE      No      64,450
                                                    94,440   8,904,162                               8,904,162